Active Small Cap Value ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Active Small Cap Value ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	0.51%	8.82%